HANSBERGER INTERNATIONAL SERIES

June 27, 2014

Via EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Hansberger International Series

(File Nos.: 333-08919 and 811-07729)

Dear Sir or Madam:

On behalf of Hansberger International Series, transmitted for filing, pursuant to Rule 497(e) under the Securities Act of 1933, are exhibits containing interactive data format risk/return summary information for the International Growth Fund (the “Fund”). These exhibits contain the amended risk/return summary information in the prospectus for the Fund dated May 1, 2014, supplemented as of June 6, 2014 as filed under Rule 497(e) on June 6, 2014.

Please direct any questions on the enclosed materials to me at (617) 449-2818.

Very truly yours,

/s/ John DelPrete
John DelPrete
Assistant Secretary

Hansberger International Series

Exhibit Index

Exhibits for Item 28 of Form N-1A

Exhibit	Exhibit Description

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase